Schedule of Components of Income Tax Expense Reconciliation (Details) (Parenthetical)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Tax Disclosure [Abstract]
Income tax expense (benefit) at federal statutory rate	16.50%	16.50%